RELATED PARTIES BALANCES AND TRANSCATIONS - Compensation of Key Management Personnel (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) INR (₨) shares $ / shares	Dec. 31, 2022 USD ($) INR (₨) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Salaries and bonuses | $	$ 6,972	$ 6,768	$ 6,709
TOTAL | $	$ 6,972	$ 6,768	$ 6,709
Number of share options granted (in shares) | shares	0	0
RSUs | Grant One
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	6,500	292	55,500
Price of share options granted (in usd per share)	$ 148.96	$ 226	$ 298.47
RSUs | Grant Two
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	106,950	2,220	5,000
Price of share options granted (in usd per share)	$ 148.97	$ 210	$ 297.49
RSUs | Grant Three
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	6	300	1,564
Price of share options granted (in usd per share)	$ 157.4	$ 167	$ 267.19
RSUs | Grant Four
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	87	78,317	540
Price of share options granted (in usd per share)	$ 173.26	$ 219	$ 232.11
RSUs | Grant Five
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)	571	324,380	702
Price of share options granted (in usd per share)	$ 194.54	$ 138.00	$ 213.57
RSUs | Grant Six
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares			468
Price of share options granted (in usd per share)			$ 328.96